Acquisitions - Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions						3 Months Ended		12 Months Ended
	Sep. 01, 2022	Jul. 01, 2022	Nov. 02, 2021	Jul. 02, 2021	Feb. 28, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Net consideration								$ 0.1	$ 329.7	$ 224.5
Goodwill								779.5	$ 770.1	$ 646.7	$ 505.7
Goodwill expected to be tax deductible								$ 135.4
2021 Acquisitions | Minimum
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Intangible assets, useful lives								4 years
2021 Acquisitions | Maximum
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Intangible assets, useful lives								24 years
2021 Acquisitions | Customer relationship | Weighted Average
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Intangible assets, useful lives								18 years
2021 Acquisitions | Patents and acquired technology | Weighted Average
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Intangible assets, useful lives								8 years
2021 Acquisitions | Trademarks | Weighted Average
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Intangible assets, useful lives								22 years
Bevcorp
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Financial assets	$ 20.8
Inventories	33.1
Property, plant and equipment	5.5
Financial liabilities	(18.7)
Total identifiable net assets	181.5
Cash consideration paid	294.9
Cash acquired	5.7
Net consideration	289.2
Goodwill	113.4
Adjustment to consideration paid							$ 1.1
Goodwill, purchase accounting adjustments								$ 0.1
Adjustment to financial liabilities							$ 1.0
Bevcorp | Customer relationship
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets	127.0
Bevcorp | Patents and acquired technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets	3.8
Bevcorp | Trademarks
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets	$ 10.0
Alco
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Financial assets		$ 9.1
Inventories		11.7
Property, plant and equipment		0.9
Financial liabilities		(19.9)
Total identifiable net assets		18.9
Cash consideration paid		44.0
Cash acquired		3.9
Net consideration		40.1
Goodwill		25.1
Adjustment to consideration paid						$ 1.1
Alco | Customer relationship
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets		9.2
Alco | Patents and acquired technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets		4.7
Alco | Trademarks
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets		$ 3.2
2021 and 2022 Acquisitions
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Financial assets								49.7
Inventories								49.1
Property, plant and equipment								13.7
Financial liabilities								(52.7)
Total identifiable net assets								282.3
Cash consideration paid								573.2
Cash acquired								19.0
Net consideration								554.2
Goodwill								290.9
2021 and 2022 Acquisitions | Customer relationship
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets								191.9
2021 and 2022 Acquisitions | Patents and acquired technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets								35.4
2021 and 2022 Acquisitions | Trademarks
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets								$ 16.9
Urtasun [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Financial assets			$ 8.8
Inventories			3.4
Property, plant and equipment			3.2
Financial liabilities			(7.8)
Total identifiable net assets			21.1
Cash consideration paid			44.2
Cash acquired			4.8
Net consideration			39.4
Goodwill			23.1
Urtasun [Member] | Customer relationship
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets			11.0
Urtasun [Member] | Patents and acquired technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets			6.0
Urtasun [Member] | Trademarks
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets			$ 2.2
Prevenio [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Financial assets				$ 8.1
Inventories				0.2
Property, plant and equipment				4.1
Financial liabilities				(3.4)
Total identifiable net assets				53.1
Cash consideration paid				173.3
Cash acquired				3.5
Net consideration				169.8
Goodwill				120.2
Prevenio [Member] | Customer relationship
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets				41.0
Prevenio [Member] | Patents and acquired technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets				17.5
Prevenio [Member] | Trademarks
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets				$ 0.7
ACS [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Financial assets					$ 2.9
Inventories					0.7
Property, plant and equipment					0.0
Financial liabilities					(2.9)
Total identifiable net assets					7.7
Cash consideration paid					16.8
Cash acquired					1.1
Net consideration					15.7
Goodwill					9.1
ACS [Member] | Customer relationship
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets					3.7
ACS [Member] | Patents and acquired technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets					3.4
ACS [Member] | Trademarks
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other intangible assets					$ 0.8